DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38294
Entity Registrant Name	TORM plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Office 105
Entity Address, Address Line Two	20 St Dunstan’s Hill
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3R 8HL
Title of 12(b) Security	Class A common shares, par value $0.01 per
Trading Symbol	TRMD
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	82,311,299
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001655891
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	EY Godkendt Revisionspartnerselskab
Auditor Firm ID	1757
Auditor Location	Copenhagen, Denmark
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Tuborg Havnevej 18
Entity Address, City or Town	Hellerup
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-2900
Contact Personnel Name	Jacob Meldgaard
City Area Code	45
Local Phone Number	39 17 92 00